UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: InR Advisory Services, LLC
Address: 115 W. State Street, Suite 300
         Media, Pennsylvania 19063


Form 13F File Number: 028-15001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Glackin
Title: Chief Compliance Officer
Phone: (610) 891-1677


Signature, Place, and Date of Signing:


 Michael Glackin          Media, Pennsylvania       April 26, 2013
---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:               62
                                                  ------------------------

Form 13F Information Table Value Total:
                                                     $369962 (x thousand)
                                                  ------------------------

List of Other Included Managers:


D


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                           InR Advisory Services, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                 TITLE OF                      VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC                         COM               00206R102     791    21560SH             SOLE                            21560
BANK OF AMERICA CORPORATION      COM                60505104    1575   129342SH             SOLE                           129342
CBRE CLARION GLOBAL REAL EST     COM               12504G100       7      700SH             SOLE                              700
CEL-SCI CORP                     COM NEW           150837409       0      150SH             SOLE                              150
CISCO SYS INC                    COM               17275R102       4      200SH             SOLE                              200
CITIGROUP INC                    COM NEW           172967424    1172    26502SH             SOLE                            26502
CLEARWIRE CORP NEW               CL A              18538Q105       1      250SH             SOLE                              250
CONOCOPHILLIPS                   COM               20825C104       1       10SH             SOLE                               10
DISCOVER FINL SVCS               COM               254709108       5      113SH             SOLE                              113
DU PONT E I DE NEMOURS & CO      COM               263534109     771    15687SH             SOLE                            15687
EASTMAN KODAK CO                 COM               277461109      31   103227SH             SOLE                           103227
FAIRPOINT COMMUNICATIONS INC     COM               305560104       0        3SH             SOLE                                3
GENERAL ELECTRIC CO              COM               369604103    1068    46210SH             SOLE                            46210
GOLDEN MINERALS CO               COM               381119106       0       85SH             SOLE                               85
HEWLETT PACKARD CO               COM               428236103    1516    63577SH             SOLE                            63577
ICG GROUP INC                    COM               44928D108       0        1SH             SOLE                                1
IDEARC INC                       COM               451663108       0       15SH             SOLE                               15
INTEL CORP                       COM               458140100     716    32787SH             SOLE                            32787
INTERNATIONAL BUSINESS MACHS     COM               459200101      42      199SH             SOLE                              199
ISHARES TR                       BARCLYS TIPS BD   464287176     487     4019SH             SOLE                             4019
ISHARES TR                       CORE S&P MCP ETF  464287507      57      492SH             SOLE                              492
ISHARES TR                       CORE S&P SCP ETF  464287804      24      272SH             SOLE                              272
ISHARES TR                       CORE TOTUSBD ETF  464287226    1601    14460SH             SOLE                            14460
ISHARES TR                       HIGH YLD CORP     464288513    8657    91751SH             SOLE                            91751
ISHARES TR                       MSCI EAFE INDEX   464287465     696    11797SH             SOLE                            11797
ISHARES TR                       NASDQ BIO INDX    464287556      43      270SH             SOLE                              270
ISHARES TR                       RUSSELL1000GRW    464287614      97     1364SH             SOLE                             1364
ISHARES TR                       RUSSELL1000VAL    464287598      87     1070SH             SOLE                             1070
JPMORGAN CHASE & CO              COM               46625H100    1098    23134SH             SOLE                            23134
MERCK & CO INC NEW               COM               58933Y105     881    19923SH             SOLE                            19923
MICROSOFT CORP                   COM               594918104    1109    38758SH             SOLE                            38758
MORGAN STANLEY                   COM NEW           617446448       5      226SH             SOLE                              226
PFIZER INC                       COM               717081103    1020    35341SH             SOLE                            35341
PHILIP MORRIS INTL INC           COM               718172109     856     9228SH             SOLE                             9228
PHILLIPS 66                      COM               718546104       0        5SH             SOLE                                5
POWERSHARES QQQ TRUST            UNIT SER 1        73935A104       2       24SH             SOLE                               24
SAFEGUARD SCIENTIFICS INC        COM NEW           786449207       0       10SH             SOLE                               10
SPDR GOLD TRUST                  GOLD SHS          78463V107       5       35SH             SOLE                               35
VANGUARD BD INDEX FD INC         TOTAL BND MRKT    921937835   88743  1061012SH             SOLE                          1061012
VANGUARD INDEX FDS               GROWTH ETF        922908736   54390   701713SH             SOLE                           701713
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     412     5743SH             SOLE                             5743
VANGUARD INDEX FDS               MID CAP ETF       922908629   23485   252823SH             SOLE                           252823
VANGUARD INDEX FDS               REIT ETF          922908553   12297   174349SH             SOLE                           174349
VANGUARD INDEX FDS               SM CP VAL ETF     922908611     146     1774SH             SOLE                             1774
VANGUARD INDEX FDS               SMALL CP ETF      922908751   23263   255212SH             SOLE                           255212
VANGUARD INDEX FDS               SML CP GRW ETF    922908595     152     1519SH             SOLE                             1519
VANGUARD INDEX FDS               TOTAL STK MKT     922908769     400     4940SH             SOLE                             4940
VANGUARD INDEX FDS               VALUE ETF         922908744   54479   831367SH             SOLE                           831367
VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US     922042775   70128  1512679SH             SOLE                          1512679
VANGUARD INTL EQUITY INDEX F     MSCI EMR MKT ETF  922042858   15405   359141SH             SOLE                           359141
VANGUARD INTL EQUITY INDEX F     MSCI EUROPE ETF   922042874      47      954SH             SOLE                              954
VANGUARD INTL EQUITY INDEX F     MSCI PAC ETF      922042866      21      369SH             SOLE                              369
VANGUARD INTL EQUITY INDEX F     TT WRLD ST ETF    922042742      14      268SH             SOLE                              268
VANGUARD SCOTTSDALE FDS          INT-TERM CORP     92206C870    1138    13021SH             SOLE                            13021
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP    92206C409     713     8874SH             SOLE                             8874
VANGUARD SPECIALIZED PORTFOL     DIV APP ETF       921908844     120     1831SH             SOLE                             1831
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858       5      128SH             SOLE                              128
VANGUARD WHITEHALL FDS INC       HIGH DIV YLD      921946406      74     1358SH             SOLE                             1358
VECTOR GROUP LTD                 COM               92240M108      24     1473SH             SOLE                             1473
WISDOMTREE TRUST                 DRYFS CURR ETF    97717W133      13      638SH             SOLE                              638
WISDOMTREE TRUST                 EMERG MKTS ETF    97717W315      18      329SH             SOLE                              329
WISDOMTREE TRUST                 EQTY INC ETF      97717W208      50      982SH             SOLE                              982

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